PREFERRED STOCK (Details Narrative) - shares	1 Months Ended
	Aug. 31, 2022	Aug. 30, 2022	Jul. 31, 2022	May 31, 2022
PREFERRED STOCK
Exchange Agreements		28,500
Number Share issued upon converion	7,000,000	99,063,659	9,853,810	15,146,188